Long-Term Debt - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) Subsidiary	Dec. 31, 2015 USD ($) Subsidiary	Dec. 31, 2014 USD ($)	Oct. 31, 2012 USD ($)
Debt Instrument [Line Items]
Number of non-guarantor foreign subsidiary | Subsidiary	1	1
Percentage of income and cash flows from operating activities (less than 3%)		3.00%
Percentage of parent company in subsidiary guarantor	100.00%	100.00%
Letters of credit outstanding	$ 46,000,000	$ 45,900,000
Carrying value of debt	$ 2,246,500,000	$ 2,267,500,000	$ 2,299,000,000
October 1, 2016
Debt Instrument [Line Items]
Debt instrument call premium percentage		104.125%
October 1, 2017
Debt Instrument [Line Items]
Debt instrument call premium percentage		102.063%
Term Loan B and Revolving Credit Facility | Prime Rate or Federal Funds Rate
Debt Instrument [Line Items]
Basis spread on rate		0.50%
Term Loan B and Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
LIBOR floor		10.00%
Term B Loan
Debt Instrument [Line Items]
Principal amount of debt				$ 1,800,000,000
Quarterly payments of debt		$ 4,500,000
Net cash proceeds from the sale of assets		$ 25,000,000
Cash proceeds from sale of assets, reinvestment period		365 days
Term B Loan | LIBOR
Debt Instrument [Line Items]
LIBOR floor		0.75%
Bonds
Debt Instrument [Line Items]
Principal amount of debt				550,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility maximum borrowing capacity				$ 300,000,000
Letters of credit outstanding		$ 45,900,000	$ 58,100,000
Annual Commitment fee percentage		0.50%
Revolving Credit Facility | Prime Rate or Federal Funds Rate
Debt Instrument [Line Items]
Basis spread on rate		0.50%
Senior notes payable
Debt Instrument [Line Items]
Debt interest rate	8.25%	8.25%	8.25%
Long-term debt	$ 550,000,000	$ 550,000,000	$ 550,000,000
Revolving line of credit with lenders, interest at base rate plus margin, as defined (4.42% and 4.16% at December 31, 2015 and 2014, respectively) due quarterly; balance due at maturity on October 2017
Debt Instrument [Line Items]
Long-term debt	$ 11,000,000	$ 32,000,000	$ 0